Deposits and obligations - Summary of deposits and obligations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024 PEN (S/) Clients	Dec. 31, 2023 PEN (S/) Clients
Deposits and Obligations [Line Items]
Deposits and obligations covered by Peruvian Deposit Insurance Fund	S/ 19,978,058,000	S/ 18,668,431,000
Deposit insurance fund for each client coverage	S/ 121,600	S/ 123,810
Act No 31480 [Member]
Deposits and Obligations [Line Items]
Number of clients | Clients		308,000
Total amount withdrawn		S/ 1,061,734,000
Percentage of severance indemnity deposits accumulated until the date of the withdrawal		100.00%
Act No 32027 [Member]
Deposits and Obligations [Line Items]
Number of clients | Clients	324,000
Total amount withdrawn	S/ 1,014,252,000
Percentage of severance indemnity deposits accumulated until the date of the withdrawal	100.00%